Investments in Marketable Securities (Tables)	12 Months Ended
Mar. 31, 2012
Investments In Marketable Securities

	Millions of Yen
	March 31, 2011
	Cost	Gross unrealized gains	Gross unrealized (losses)	Fair value
Available-for-sale:
Marketable equity securities	¥229	¥2	¥(90)	¥140

Total	¥229	¥2	¥(90)	¥140

	Millions of Yen				Thousands of U.S. Dollars
	March 31, 2012				March 31, 2012
	Cost	Gross unrealized gains	Gross unrealized (losses)	Fair value	Cost	Gross unrealized gains	Gross unrealized (losses)	Fair value
Available-for-sale:
Marketable equity securities	¥511	¥11	¥(93)	¥429	$6,217	$134	$(1,131)	$5,220

Total	¥511	¥11	¥(93)	¥429	$6,217	$134	$(1,131)	$5,220

Schedule Of Gross Unrealized Losses On Available For Sale Securities

	Millions of Yen
	March 31, 2011
	Less than 12 months		12 months or greater
	Fair value	Unrealized losses	Fair value	Unrealized losses
Available-for-sale:
Marketable equity securities	¥134	¥90	—	—

Total	¥134	¥90	—	—

	Millions of Yen				Thousands of U.S. Dollars
	March 31, 2012				March 31, 2012
	Less than 12 months		12 months or greater		Less than 12 months		12 months or greater
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Available-for-sale:
Marketable equity securities	¥1	¥0	¥129	¥93	$12	$0	$1,570	$1,131

Total	¥1	¥0	¥129	¥93	$12	$0	$1,570	$1,131